Class K [Member] Expense Example - Class K - BlackRock LifePath Dynamic 2065 Fund - Class K Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	$ 669